INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                              FINANCIAL STATEMENTS
                                December 31, 2000
                                    (Audited)

This report is submitted for the general information of owners of Investors Life Insurance Company of North America INA/Putnam Separate Account variable annuity contracts. The Separate Account does not accept new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such contracts.

Investors Life Insurance
Company of North America
Administrative Offices: Austin, TX

Report of Independent Accountants

To the Contract Owners of Investors Life Insurance Company of North America INA/Putnam Separate Account and the Board of Directors of Investors Life Insurance Company of North America

In our opinion, the accompanying combined balance sheet and related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Investors Life Insurance Company of North America INA/Putnam Separate Account (the "Separate Account") at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the underlying funds, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Dallas, Texas
February 19, 2001

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                             COMBINED BALANCE SHEET
                               December 31, 2000
                                   (Audited)

ASSETS

Investments at Market Value (Notes 1 and 2):

PUTNAM DIVISIONS

Money Market
        361,936  qualified shares            (Cost $  361,936)    $   361,936
        756,440  non-qualified shares        (Cost $  756,440)        756,440

High Yield Trust
        9,129    qualified shares            (Cost $  160,161)         76,595
        158,156  non-qualified shares        (Cost $2,608,090)      1,326,957

Equity Income Fund
        6,784    qualified shares            (Cost $   33,023)        104,402
        46,589   non-qualified shares        (Cost $  543,152)        716,995

Investors Trust
        49,695   qualified shares            (Cost $  509,162)        763,325
        71,608   non-qualified shares        (Cost $  688,778)      1,099,891

Income Fund
        18,209   qualified shares            (Cost $  118,176)        116,170
        29,997   non-qualified shares        (Cost $  141,011)        191,381

PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust Money Market
        5,445,500       non-qualified shares (Cost $5,445,500)      5,445,500

Putnam Variable Trust Growth and Income
        159,290         non-qualified shares (Cost $2,941,247)      4,117,638

Putnam Variable Trust Income (formerly U.S. Government
 and High Quality Bond
        122,813         non-qualified shares (Cost $1,626,933)      1,548,669

Total Assets                                                      $16,625,899

CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):
PUTNAM DIVISIONS

Money Market
108,566  qualified accumulation units   ($3.3337880  Per Unit)    $    361,936
          outstanding
224,612  non-qualified accumulation     ($3.3677630  Per Unit)         756,440
          units outstanding

High Yield Trust
13,067   qualified accumulation units   ($5.8617320  Per Unit)          76,595
          outstanding
237,165  non-qualified accumulation     ($5.5950780  Per Unit)       1,326,957
          units outstanding

Equity Income Fund
12,203   qualified accumulation units   ($8.5554690  Per Unit)         104,402
          outstanding
83,117   non-qualified accumulation     ($8.6263380  Per Unit)         716,995
          units outstanding

Investors Trust
51,786   qualified accumulation units   ($14.7399790 Per Unit)         763,325
          outstanding
80,991   non-qualified accumulation     ($13.5804090 Per Unit)       1,099,891
          units outstanding

Income Fund
19,430   qualified accumulation units   ($5.9788880  Per Unit)         116,170
          outstanding
33,415   non-qualified accumulation     ($5.7273950  Per Unit)         191,381
          units outstanding

PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust Money Market
1,963,132   non-qualified accumulation  ($2.7738840  Per Unit)       5,445,500
             units outstanding

Putnam Variable Trust Growth and Income
492,844     non-qualified accumulation  ($8.3548510  Per Unit)       4,117,638
             units outstanding

Putnam Variable Trust Income
 (formerly U.S. Government and High Quality Bond)
408,002     non-qualified accumulation  ($3.7957380  Per Unit)       1,548,669
             units outstanding

Contract Owners' Equity                                           $ 16,625,899


The accompanying notes are an integral part of these financial statements

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                          Year Ended December 31, 2000
                                   (Audited)


PUTNAM DIVISIONS

                                   Money Market               Money Market
                                    Qualified                Non-Qualified
                                (formerly Daily            (formerly Daily
                                 Dividend Trust)            Dividend Trust)
Investment Income:
Dividends                          $    21,386                $    44,284

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1                3,425                      7,115
 and 3)

Investment income - net                 17,961                     37,169

Net Realized and Unrealized Gain
 (Loss) on Investments:
Net realized capital
 gain distributions                          0                          0

Net realized gain
 (loss) on investments:
Proceeds from sale of shares            62,623                    171,030
Cost of shares sold                     62,623                    171,030

Net realized gain (loss)
 on investments                              0                          0

Net unrealized gain
 (loss) on investments                       0                          0

Net realized and unrealized
 gain (loss) on investments                  0                          0

Net Increase (Decrease) in Net Assets
from Investment Operations         $    17,961                $    37,169


The accompanying notes are an integral part of these financial statements

                                    High Yield                  High Yield
                                      Trust                       Trust
                                    Qualified                 Non-Qualified

Investment Income:
Dividends                          $    10,216                $   184,858

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1                  851                     15,371
 and 3)

Investment income - net                  9,365                    169,487

Net Realized and Unrealized Gain
 (Loss) on Investments:
Net realized capital gain
 distributions                               0                          0

Net realized gain (loss) on investments:
Proceeds from sale of shares            39,056                    481,800
Cost of shares sold                     49,614                    578,096

Net realized gain (loss)
 on investments                        (10,558)                   (96,296)

Net unrealized gain (loss)
 on investments                         (7,386)                  (230,353)

Net realized and unrealized gain
 (loss) on investments                 (17,944)                  (326,649)

Net Increase (Decrease) in Net Assets
 from Investment Operations        $    (8,579)               $  (157,162)

The accompanying notes are an integral part of these financial statements

                                        Equity                      Equity
                                        Income                      Income
                                       Qualified                Non-Qualified

Investment Income:
Dividends                          $     1,756                $     12,905

Expenses:
Mortality risk and expense fees
 guarantees (Notes 1                       903                       6,562
 and 3)

Investment income - net                    853                       6,343

Net Realized and Unrealized Gain
 (Loss) on Investments:
Net realized capital gain
 distributions                             605                       4,424

Net realized gain (loss) on investments:
Proceeds from sale of shares             6,007                     143,281
Cost of shares sold                      5,892                     146,128

Net realized gain (loss)
 on investments                            115                      (2,847)

Net unrealized gain (loss)
 on investments                          9,700                      70,746

Net realized and unrealized
 gain (loss) on investments             10,420                      72,323


Net Increase (Decrease) in Net Assets
 from Investment Operations        $    11,273                $     78,666

The accompanying notes are an integral part of these financial statements


                                       Investors                   Investors
                                        Trust                       Trust
                                       Qualified                 Non-Qualified

Investment Income:
Dividends                          $         0                $          0

Expenses:
Mortality risk and expense fees
 guarantees (Notes 1                     8,830                      12,793
 and 3)

Investment income - net                 (8,830)                    (12,793)

Net Realized and Unrealized Gain
 (Loss) on Investments:
Net realized capital gain
 distributions                          12,692                      18,279

Net realized gain (loss)
 on investments:
Proceeds from sale of shares           141,333                     298,055
Cost of shares sold                    104,252                     163,095

Net realized gain (loss)
 on investments                         37,081                     134,960

Net unrealized gain (loss)
 on investments                       (229,166)                   (393,916)

Net realized and unrealized gain
 (loss) on investments                (179,393)                   (240,677)

Net Increase (Decrease) in Net Assets
 from Investment Operations        $  (188,223)               $   (253,470)

The accompanying notes are an integral part of these financial statements

                                       Income                      Income
                                        Fund                        Fund
                                     Qualified                  Non-Qualified

Investment Income:
Dividends                          $     9,023                $     14,669

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1                1,182                       1,972
 and 3)

Investment income - net                  7,841                      12,697

Net Realized and Unrealized Gain
 (Loss) on Investments:
Net realized capital gain
 distributions                               0                           0

Net realized gain (loss)
 on investments
Proceeds from sale of shares            96,675                      72,059
Cost of shares sold                     96,551                      71,237

Net realized gain (loss)
 on investments                            124                         822

Net unrealized gain (loss)
 on investments                           (598)                       (132)

Net realized and unrealized gain
 (loss) on investments                    (474)                        690

Net Increase (Decrease) in Net Assets
 from Investment Operations        $     7,367                $     13,387

The accompanying notes are an integral part of these financial statements

PUTNAM VARIABLE TRUST DIVISIONS
                                       Putnam                 Putnam Variable
                                    Variable Trust             Trust  Growth
                                        Money                   And Income
                                       Market                 Non-Qualified
                                     Non-Qualified
Investment Income:
Dividends                          $   348,702                $    136,591

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1               56,214                      37,332
 and 3)

Investment income - net                292,488                      99,259

Net Realized and Unrealized Gain
 (Loss) on Investments:
Net realized capital
 gain distributions                          0                     306,784

Net realized gain (loss) on investments:
Proceeds from sale of shares         1,659,676                   1,204,345
Cost of shares sold                  1,659,676                   1,219,348

Net realized gain (loss)
 on investments                              0                     (15,003)
Net unrealized gain (loss)
 on investments                              0                    (128,808)

Net realized and unrealized
 gain (loss) on investments                  0                     162,973

Net Increase (Decrease) in Net Assets
 from Investment Operations        $   292,488                $    262,232

The accompanying notes are an integral part of these financial statements

                                     Putnam Variable
                                     Trust Income Fund
                                     (formerly U.S. Gov.
                                     & High Quality Bond)
                                         Non-Qualified
Investment Income:
Dividends                          $   118,174

Expenses:
Mortality risk and expense fees
 guarantees (Notes 1                    15,603
 and 3)

Investment income - net                102,571

Net Realized and Unrealized Gain
 (Loss) on Investments:
Net realized capital gain distributions      0

Net realized gain (loss) on investments:
Proceeds from sale of shares           385,231
Cost of shares sold                    385,158

Net realized gain (loss)
 on investments                             73

Net unrealized gain (loss)
 on investments                          6,061

Net realized and unrealized gain
 (loss) on investments                   6,134

Net Increase (Decrease) in Net Assets
 from Investment Operations        $   108,705

The accompanying notes are an integral part of these financial statements

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                        For Year Ended December 31, 2000
                                   (Audited)

PUTNAM DIVISIONS

                                     Money Market                Money Market
                                      Qualified                 Non-Qualified
                                   (formerly Daily             (formerly Daily
                                    Dividend Trust)             Dividend Trust)

Investment Operations:
Investment income-net                $    17,961                 $     37,169
Realized capital gain distributions            0                            0
Net realized gain (loss)
 on investments                                0                            0
Net unrealized gain (loss)
 on investments                                0                            0
Net increase (decrease) in net
 assets from investment operations        17,961                       37,169

Accumulation Unit Transactions:
Net contract considerations
 and transfers in (Note 3)                     0                            0
Net contract surrenders
 and transfers out (Note 3)              (24,904)                     (88,051)
Benefit payments to annuitants                 0                      (25,831)

Net increase (decrease) from
 accumulation unit transactions          (24,904)                    (113,882)
Net Increase (Decrease)
 in Net Assets                            (6,943)                     (76,713)

Net Assets:
Net assets at December 31, 1999          368,879                      833,153
Net assets at December 31, 2000      $   361,936                 $    756,440


Year Ended December 31, 1999
PUTNAM

                                     Money Market                Money Market
                                     Qualified                   Non-Qualified
                                    (formerly Daily             (formerly Daily
                                     Dividend Trust)             Dividend Trust)

Investment Operations:
Investment income-net                $    14,924                 $     34,443
Realized capital gain distributions            0                            0
Net realized gain (loss) on investments        0                            0
Net unrealized gain (loss) on investments      0                            0

Net increase (decrease) in net assets
 from investment operations               14,924                       34,443

Accumulation Unit Transactions:
Net contract considerations
 and transfers in (Note 3)                     0                            0
Net contract surrenders
 and transfers out (Note 3)              (56,763)                    (260,275)
Benefit payments to annuitants                 0                      (20,111)

Net increase (Decrease) from
 accumulation unit transactions          (56,763)                    (280,386)
Net Increase (Decrease)
 in Net Assets                           (41,839)                    (245,943)

Net Assets:
Net assets at December 31, 1998          410,718                    1,079,096
Net assets at December 31, 1999      $   368,879                 $    833,153

                                        High Yield                  High Yield
                                          Trust                       Trust
                                        Qualified                Non-Qualified

Investment Operations:
Investment income-net                $     9,365                 $    169,487
Realized capital gain distributions            0                            0
Net realized gain (loss)
 on investments                          (10,558)                     (96,296)
Net unrealized gain (loss)
 on investments                           (7,386)                    (230,353)

Net increase (decrease) in net
 assets from investment operations        (8,579)                    (157,162)

Accumulation Unit Transactions:
Net contract considerations
 and transfers in (Note 3)                     0                            0
Net contract surrenders and
 transfers out (Note 3)                  (22,609)                    (449,175)
Benefit payments to annuitants            (1,617)                      (3,229)
                                        _________                   _________
Net increase (decrease) from
 accumulation unit transactions          (24,226)                    (452,404)

Net Increase (Decrease)
 in Net Assets                           (32,805)                    (609,566)

Net Assets:
Net assets at December 31, 1999          109,400                    1,936,523
Net assets at December 31, 2000      $    76,595                 $  1,326,957



Year Ended December 31, 1999

                                       High Yield                  High Yield
                                         Trust                       Trust
                                       Qualified                  Non-Qualified

Investment Operations:
Investment income-net               $     17,308                 $     191,420
Realized capital gain distributions            0                             0
Net realized gain (loss)
 on investments                          (45,234)                         (540)
Net unrealized gain (loss)
 on investments                           38,290                       (86,215)

Net increase (decrease) in net
 assets from investment operations        10,364                       104,665

Accumulation Unit Transactions:
Net contract considerations
 and transfers in (Note 3)                     0                             0
Net contract surrenders
 and transfers out (Note 3)             (113,675)                     (119,447)
Benefit payments to annuitants            (3,632)                       (2,353)

Net increase (Decrease) from
 accumulation unit transactions         (117,307)                     (121,800)
Net Increase (Decrease)
 in Net Assets                          (106,943)                      (17,135)

Net Assets:
Net assets at December 31, 1998          216,343                     1,953,658
Net assets at December 31, 1999     $    109,400                 $   1,936,523

                                          Equity                   Equity
                                          Income                   Income
                                         Qualified               Non-Qualified

Investment Operations:
Investment income-net               $        853                  $     6,343
Realized capital gain distributions          605                        4,424
Net realized gain (loss)
 on investments                              115                       (2,847)
Net unrealized gain (loss)
 on investments                            9,700                       70,746

Net increase (decrease) in net
 assets from investment operations        11,273                       78,666


Accumulation Unit Transactions:
Net contract considerations
 and transfers in (Note 3)                     0                            0
Net contract surrenders
 and transfers out (Note 3)                  (78)                    (117,649)
Benefit payments to annuitants            (5,026)                           0

Net increase (decrease) from
 accumulation unit transactions           (5,104)                    (117,649)
Net Increase (Decrease) in Net Assets      6,169                      (38,983)

Net Assets:
Net assets at December 31, 1999           98,233                      755,978
Net assets at December 31, 2000     $    104,402                 $    716,995



Year Ended December 31, 1999

                                           Equity                    Equity
                                           Income                    Income
                                           Qualified              Non-Qualified

Investment Operations:
Investment income-net               $     3,300                  $     25,495
Realized capital gain distributions       7,090                        54,582
Net realized gain (loss)
 on investments                             341                         1,860
Net unrealized gain (loss)
 on investments                         (10,368)                      (79,519)

Net increase (decrease) in net
 assets from investment operations          363                         2,418

Accumulation Unit Transactions:
Net contract considerations
 and transfers in (Note 3)                    0                             0
Net contract surrenders
 and transfers out (Note 3)                 (40)                      (33,041)
Benefit payments to annuitants           (6,025)                            0

Net increase (Decrease) from
 accumulation unit transactions          (6,065)                      (33,041)
Net Increase (Decrease) in Net Assets    (5,702)                      (30,623)

Net Assets:
Net assets at December 31, 1998         103,935                       786,601
Net assets at December 31, 1999     $    98,233                  $    755,978

                                      Investors                   Investors
                                        Trust                       Trust
                                      Qualified                   Non-Qualified

Investment Operations:
Investment income-net               $    (8,830)                 $    (12,793)
Realized capital gain distributions      12,692                        18,279
Net realized gain (loss)
 on investments                          37,081                       134,960
Net unrealized gain (loss)
 on investments                        (229,166)                     (393,916)

Net increase (decrease) in net
 assets from investment operations     (188,223)                     (253,470)

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                        0                             0
Net contract surrenders and
 transfers out (Note 3)                 (79,674)                     (262,100)
Benefit payments to annuitants          (12,777)                       (8,974)

Net increase (decrease) from
 accumulation unit transactions         (92,451)                     (271,074)
Net Increase (Decrease) in Net Assets  (280,674)                     (524,544)

Net Assets:
Net assets at December 31, 1999       1,043,999                     1,624,435
Net assets at December 31, 2000     $   763,325                  $  1,099,891



Year Ended December 31, 1999

                                        Investors                   Investors
                                         Trust                       Trust
                                        Qualified                Non-Qualified

Investment Operations:
Investment income-net               $     (8,982)                $    (13,796)
Realized capital gain distributions        6,942                       10,791
Net realized gain (loss)
 on investments                           96,279                      129,020
Net unrealized gain (loss)
 on investments                          147,100                      261,074

Net increase (decrease) in net
 assets from investment operations       241,339                      387,089

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                         0                            0
Net contract surrenders and
 transfers out (Note 3)                 (289,126)                    (313,529)
Benefit payments to annuitants           (12,000)                      (5,814)

Net increase (Decrease) from
 accumulation unit transactions         (301,126)                    (319,343)
Net Increase (Decrease)
 in Net Assets                           (59,787)                      67,746

Net Assets:
Net assets at December 31, 1998        1,103,786                    1,556,689
Net assets at December 31, 1999     $  1,043,999                 $  1,624,435

                                         Income                      Income
                                          Fund                        Fund
                                       Qualified                Non-Qualified
Investment Operations:
Investment income-net               $      7,841                 $     12,697
Realized capital gain distributions            0                            0
Net realized gain (loss) on investments      124                          822
Net unrealized gain (loss) on investments   (598)                        (132)

Net increase (decrease) in net assets
 from investment operations                7,367                       13,387

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                         0                            0
Net contract surrenders and
 transfers out (Note 3)                  (95,494)                     (69,515)
Benefit payments to annuitants                 0                         (573)

Net increase (decrease) from
 accumulation unit transactions          (95,494)                     (70,088)
Net Increase (Decrease) in Net Assets    (88,127)                     (56,701)

Net Assets:
Net assets at December 31, 1999          204,297                      248,082
Net assets at December 31, 2000     $    116,170                 $    191,381

Year Ended December 31, 1999

                                                     Income             Income
                                                      Fund               Fund
                                                    Qualified      Non-Qualified
Investment Operations:
Investment income-net                             $   12,791         $  14,836
Realized capital gain distributions                        0                 0
Net realized gain (loss) on investments               (1,296)            2,333
Net unrealized gain (loss)
 on investments                                      (18,582)          (25,745)
Net increase (decrease) in net
 assets from investment operations                    (7,087)           (8,576)

Accumulation Unit Transactions:
Net contract considerations
 and transfers in (Note 3)                                 0                 0
Net contract surrenders and
 transfers out (Note 3)                              (82,127)          (68,196)
Benefit payments to annuitants                             0              (602)
Net increase (Decrease) from
 accumulation unit transactions                      (82,127)          (68,798)
Net Increase (Decrease) in Net Assets                (89,214)          (77,374)

Net Assets:
Net assets at December 31, 1998                      293,511           325,456
Net assets at December 31, 1999                      204,297           248,082




PUTNAM VARIABLE TRUST DIVISIONS
                                                  Putnam             Putnam
                                              Variable Trust     Variable Trust
                                                 Money               Money
                                                 Market              Market
                                              Non-Qualified       Non-Qualified
Investment Operations:
Investment income-net                             $  292,488         $ 264,015
Realized capital gain
 distributions                                             0                 0
Net realized gain (loss)
 on investments                                            0                 0
Net unrealized gain (loss)
 on investments                                            0                 0
Net increase (decrease) in net assets
 from investment operations                          292,488           264,015

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                88,240                 0
Net contract surrenders and
 transfers out (Note 3)                           (1,393,594)         (959,586)
Benefit payments to annuitants                       (71,974)          (38,758)
Net increase (decrease) from
 accumulation unit transactions                   (1,377,328)         (998,344)
Net Increase (Decrease) in Net Assets             (1,084,840)         (734,329)

Net Assets:
Net assets at December 31, 1999                   6,530,340          7,264,669
Net assets at December 31, 2000                   5,445,500          6,530,340

Year Ended December 31, 1999

                                                       Putnam Variable
                                                        Trust  Growth
                                                         & Income
                                                        Non-Qualified

Investment Operations:
Investment income-net                                  $    99,259
Realized capital gain distributions                        306,784
Net realized gain (loss) on investments                    (15,003)
Net unrealized gain (loss) on investments                 (128,808)

Net increase (decrease) in net assets
 from investment operations                                262,232

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)       37,061
Net contract surrenders and transfers out (Note 3)        (484,069)
Benefit payments to annuitants                             (14,484)

Net increase (decrease) from accumulation
 unit transactions                                        (461,492)
Net Increase (Decrease) in Net Assets                     (199,260)

Net Assets:
Net assets at December 31, 1999                          4,316,898
Net assets at December 31, 2000                        $ 4,117,638

Year Ended December 31, 1999



                                                       Putnam Variable
                                                        Trust  Growth
                                                          & Income
                                                          Non-Qualified
Investment Operations:
Investment income-net                                     $ 67,249
Realized capital gain distributions                        259,426
Net realized gain (loss) on investments                     28,616
Net unrealized gain (loss) on investments                 (339,821)
Net increase (decrease) in net assets
 from investment operations                                 15,470

Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                               286,339
Net contract surrenders and transfers
 out (Note 3)                                             (595,190)
Benefit payments to annuitants                             (15,627)
Net increase (Decrease) from accumulation
 unit transactions                                        (324,478)
Net Increase (Decrease) in Net Assets                     (309,008)

Net Assets:
Net assets at December 31, 1998                          4,625,906
Net assets at December 31, 1999                          4,316,898

                                                         Putnam Variable
                                                         Trust Income Fund
                                                         (formerly U.S. Gov.
                                                         & High Quality Bond)
                                                          Non-Qualified

Investment Operations:
Investment income-net                                    $ 102,571
Realized capital gain distributions                              0
Net realized gain (loss) on investments                         73
Net unrealized gain (loss) on investments                    6,061
Net increase (decrease) in net assets from
 investment operations                                     108,705

Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                                     0
Net contract surrenders and transfers
 out (Note 3)                                             (315,570)
Benefit payments to annuitants                             (18,528)
Net increase (decrease) from accumulation
 unit transactions                                        (334,098)
Net Increase (Decrease) in Net Assets                     (225,393)

Net Assets:
Net assets at December 31, 1999                          1,774,062
Net assets at December 31, 2000                          1,548,669

Year Ended December 31, 1999



                                                          Putnam Variable
                                                         Trust Income Fund
                                                        (formerly U.S. Gov.
                                                        & High Quality Bond)
                                                            Non-Qualified
Investment Operations:
Investment income-net                                    $ 100,707
Realized capital gain distributions                         10,374
Net realized gain (loss) on investments                      3,299
Net unrealized gain (loss) on investments                 (171,035)
Net increase (decrease) in net assets from
 investment operations                                     (56,655)

Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                                22,911
Net contract surrenders and transfers
 out (Note 3)                                              (88,480)
Benefit payments to annuitants                             (19,282)
Net increase (Decrease) from accumulation
 unit transactions                                         (84,851)
Net Increase (Decrease) in Net Assets                     (141,506)

Net Assets:
Net assets at December 31, 1998                          1,915,568
Net assets at December 31, 1999                          1,774,062

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 2000



     Note 1. Organization

     Investors Life Insurance Company of North America - INA/Putnam Separate Account (the "Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (formerly the "Putnam Capital Manager Trust") (and, collectively, the "Funds"). Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

     Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Inc., Putnam High Yield Trust, Putnam Equity Income Fund (formerly Putnam Strategic Income Trust), Putnam Money Market Fund (which was known as the Putnam Daily Dividend Trust prior to a name change which was effective September 1, 1994) and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable
     Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund (formerly Putnam Variable Trust U.S. Government and High Quality Bond Fund) and Putnam Variable Trust Growth and Income Fund (the "Putnam Variable Trust Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

     Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.


     Note 2. Significant Accounting Policies

     Following is a summary of the significant accounting policies of the Separate Account:

     (a) the market value of investments is based on closing bid prices (net asset value) at December 31, 2000; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.


     Note 3. Contract Owner Transactions

     Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5). The amount of all transfers for the year ended December 31, 2000 was $125,301. Payments for the year ended December 31, 2000 were $3,402,483 with respect to contract surrender benefits and $163,013 with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.


     Note 4. Income Taxes

     Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

     Note 5. Effect of Revenue Ruling 81-225

     Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

     The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

     As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group, pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Divisions.

     As of April 18, 1995, shares of the Putnam Variable Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust.


     Note 6. Diversification Requirements

     Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

     The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.




     Note 7. Accumulation Unit Transactions For the Year Ended December 31, 2000

     The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2000 and units Outstanding at December 31, 2000 were as follows:

PUTNAM DIVISIONS

                                                  Money Market      Money Market
                                                   Qualified       Non-Qualified
                                               (formerly Daily   (formerly Daily
                                               Dividend Trust)   Dividend Trust)



Units outstanding at December 31, 1999            $  116,281         $ 259,973

Units purchased and transfers in                           0                 0

Benefits, surrenders and transfers out                (7,715)          (35,361)

Units outstanding at December 31, 2000               108,566           224,612




                                                  High Yield        High Yield
                                                    Trust             Trust
                                                  Qualified       Non-Qualified


Units outstanding at December 31, 1999            $   16,803         $ 311,626

Units purchased and transfers in                           0                 0

Benefits, surrenders and transfers out                (3,736)          (74,461)

Units outstanding at December 31, 2000                13,067           237,165

                                                     Equity           Equity
                                                     Income           Income
                                                   Qualified     Non-Qualified


Units outstanding at December 31, 1999            $   12,870         $  98,218

Units purchased and transfers in                           0                 0

Benefits, surrenders and transfers out                  (667)          (15,101)

Units outstanding at December 31, 2000                12,203            83,117



                                                  Investors         Investors
                                                   Trust             Trust
                                                  Qualified      Non-Qualified


Units outstanding at December 31, 1999            $   57,179         $  96,764

Units purchased and transfers in                           0                 0

Benefits, surrenders and transfers out                (5,393)          (15,773)

Units outstanding at December 31, 2000                51,786            80,991



                                                     Income             Income
                                                      Fund               Fund
                                                   Qualified       Non-Qualified


Units outstanding at December 31, 1999               36,458           $ 46,215

Units purchased and transfers in                          0                  0

Benefits, surrenders and transfers out              (17,028)           (12,800)

Units outstanding at December 31, 2000               19,430             33,415

PUTNAM VARIABLE TRUST DIVISIONS


                                                          Putnam
                                                      Variable Trust
                                                           Money
                                                           Market
                                                      Non-Qualified

Units outstanding at December 31, 199                    2,473,443

Units purchased and transfers in                            32,946

Benefits, surrenders and transfers out                    (543,257)

Units outstanding at December 31, 2000                   1,963,132






                                                      Putnam Variable
                                                       Trust  Growth
                                                         and Income
                                                       Non-Qualified

Units outstanding at December 31, 1999                     553,365

Units purchased and transfers in                             4,532

Benefits, surrenders and transfers out                     (65,053)

Units outstanding at December 31, 2000                     492,844




                                                      Putnam Variable
                                                     Trust Income Fund
                                                    (formerly U.S. Gov.
                                                    & High Quality Bond)
                                                        Non-Qualified

Units outstanding at December 31, 1999                     500,055

Units purchased and transfers in                                 0

Benefits, surrenders and transfers out                     (92,053)

Units outstanding at December 31, 2000                     408,002

The accumulation units for ten of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2000, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows: Accumulation Aggregate Monthly Annuity Units Value Annuity Units Unit Value

                                                   Accumulation       Aggregate
                                                      Units             Value

Money Market Non-Qualified (formerly                106,232           $357,764
 Daily Dividend Trust)
High Yield Trust Qualified                            4,817            $28,236
High Yield Trust Non-Qualified                        6,460            $36,144
Equity Income Fund Qualified                          7,394            $63,259
Investors Trust Qualified                             8,384           $123,580
Investors Trust Non-Qualified                         5,829            $79,160
Income Fund Non-Qualified                             1,258             $7,205
Putnam Variable Trust Money Market,
 Non-Qualified                                      154,895           $429,661
Putnam Varible Trust Growth and Income,
 Non-Qualified                                       20,463           $170,965
Putnam Variable Trust U.S. Government
 and High Quality Bond, Non-Qualified                65,212           $247,528



                                                     Monthly          Annuity
                                                   Annuity Units     Unit Value
Money Market Non-Qualified (formerly
 Daily Dividend Trust)                                1,980         $1.1476991
High Yield Trust Qualified                              255         $2.9099110
High Yield Trust Non-Qualified                          136         $2.8697081
Equity Income Fund Qualified                            172         $3.1438743
Investors Trust Qualified                               312         $5.4326596
Investors Trust Non-Qualified                           217         $3.1178801
Income Fund Non-Qualified                                23         $3.0764879
Putnam Variable Trust Money Market,
 Non-Qualified                                        3,340         $1.3240619
Putnam Variable Trust Growth and Income,
 Non-Qualified                                          505         $3.1348759
Putnam Variable Trust U.S. Government
 and High Quality Bond, Non-Qualified                 1,165         $1.7720826